Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued professional fees	$ 393	$ 437
Accrued compensation	201	266
Accrued royalties	122	155
Accrued advertising expenses	21	99
Accrued director compensation and liability insurance	107	107
Other	307	371
Accrued expenses	$ 1,151	$ 1,435